Employee Benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Notes to Financial Statements
Company 401k contribution	50.00%	50.00%	50.00%
Savings/profit sharing plan company contribution	$ 51	$ 45	$ 40
Management Security Plan expense	161	163	$ 150
Management Security Plan accrued benefit	$ 1,485	$ 1,391